The quantitative sensitivity analysis for significant assumptions for the post-employment health benefit as of December 31, 2021, is shown below: (Details) - Healthcare Plan [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) shares
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 559
Effect on present value of obligations | shares	(20,842)
Possible Increase In Actuarial Assumption [Member] | Actuarial Assumption Of Medical Inflation [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 5,291
Effect on present value of obligations | shares	50,127
Possible Increase In Actuarial Assumption [Member] | Actuarial Assumption Of Mortality Table [Member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ 3,880
Effect on present value of obligations | shares	36,763
Sensitivity level, year	+1 year
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (608)
Effect on present value of obligations | shares	22,545
Actuarial Assumption Of Medical Inflation [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (4,599)
Effect on present value of obligations | shares	(43,572)
Actuarial Assumption Of Mortality Table [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ (3,669)
Effect on present value of obligations | shares	(34,763)
Sensitivity level, year	- 1 year